Stock Options	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Discloure of Compensation Related Costs Share Based Payments [Text Block]

8. Stock Options

On July 30, 2012 under the Long Term Incentive Program 2011, the Company awarded 2,102,947 stock options, including 310,005 stock options granted to members of the Management Board of Fresenius Medical Care Management AG (“Management Board”), the Company's general partner, at an exercise price of $70.17 (€57.30), a fair value of $15.53 each and a total fair value of $32,654 which will be amortized over the four-year vesting period. The Company also awarded 173,819 shares of phantom stock, including 23,407 shares of phantom stock granted to members of the Management Board at a measurement date fair value of $69.41 (€53.68) each and a total fair value of $12,065, which will be revalued if the fair value changes, and amortized over the four-year vesting period.